Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities
Net income		$ 14,866	$ 15,807
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations		43,990	108,533
Change in loans, net of securitizations		(34,688)	(102,653)
Change in trading securities		(41,946)	(8,931)
Change in obligations related to assets sold under repurchase agreements and securities loaned		61,291	11,746
Change in assets purchased under reverse repurchase agreements and securities borrowed		(22,346)	(9,942)
Change in obligations related to securities sold short		(1,860)	(2,330)
Other operating activities, net		1,257	2,800
Net cash from (used in) operating activities		26,079	21,942
Cash flows from investing activities
Change in interest-bearing deposits with banks		18,743	(28,373)
Purchases of investment securities		(202,456)	(122,964)
Net acquisitions of premises and equipment and other intangibles		(2,730)	(2,500)
Net cash from (used in) investing activities		(28,265)	(57,054)
Cash flows from financing activities
Issuance of subordinated debentures		1,500	1,000
Repayment of subordinated debentures		(170)	(192)
Issue of common shares, net of issuance costs		65	51
Common shares purchased for cancellation			(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs			749
Redemption of preferred shares and other equity instruments			(155)
Net cash from (used in) financing activities		(9,833)	(2,185)
Net change in cash and due from banks		(10,408)	(41,449)
Cash and due from banks at beginning of period	[1]	72,397	113,846
Cash and due from banks at end of period	[1]	61,989	72,397
Supplemental disclosure of cash flow information
Amount of interest paid		54,698	13,677
Amount of interest received		81,095	35,817
Amount of dividends received		3,362	3,144
Amount of income taxes paid		4,964	7,326
Parent [member]
Cash flows from operating activities
Net income		14,859	15,794
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries		(12,804)	(8,454)
Change in deposits, net of securitizations		50,306	101,145
Change in loans, net of securitizations		(30,055)	(78,288)
Change in trading securities		(12,832)	(10,348)
Change in obligations related to assets sold under repurchase agreements and securities loaned		21,954	24,133
Change in assets purchased under reverse repurchase agreements and securities borrowed		(17,378)	(7,239)
Change in obligations related to securities sold short		(819)	3,024
Other operating activities, net		5,000	2,385
Net cash from (used in) operating activities		18,231	42,152
Cash flows from investing activities
Change in interest-bearing deposits with banks		23,424	(27,784)
Proceeds from sales and maturities of investment securities		127,965	59,304
Purchases of investment securities		(153,099)	(71,509)
Net acquisitions of premises and equipment and other intangibles		(2,075)	(1,180)
Change in cash invested in subsidiaries		(3,802)	(2,514)
Change in net funding provided to subsidiaries		(12,531)	(36,981)
Net cash from (used in) investing activities		(20,118)	(80,664)
Cash flows from financing activities
Issuance of subordinated debentures		1,500	1,000
Repayment of subordinated debentures		(110)
Issue of common shares, net of issuance costs		65	51
Common shares purchased for cancellation			(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs			749
Redemption of preferred shares and other equity instruments			(155)
Dividends paid on shares and distributions paid on other equity instruments		(5,549)	(6,960)
Repayment of lease liabilities		(311)	(302)
Net cash from (used in) financing activities		(4,405)	(11,043)
Net change in cash and due from banks		(6,292)	(49,555)
Cash and due from banks at beginning of period		48,062	97,617
Cash and due from banks at end of period		41,770	48,062
Supplemental disclosure of cash flow information
Amount of interest paid		35,104	7,801
Amount of interest received		49,098	21,332
Amount of dividends received		2,628	2,618
Amount of income taxes paid		$ 2,604	$ 4,641

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).